FIST1 P-4

                        SUPPLEMENT DATED NOVEMBER 1, 2007
                      TO THE PROSPECTUS DATED MARCH 1, 2007
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
 (FRANKLIN BALANCED FUND, FRANKLIN CONVERTIBLE SECURITIES FUND, FRANKLIN EQUITY
   INCOME FUND, FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND, AND
                           FRANKLIN REAL RETURN FUND)

The prospectus is amended as follows:

I. For the Franklin Convertible Securities Fund, the portfolio manager line-up in the "Management" section on page 28 is replaced with the following:

ALAN E. MUSCHOTT CFA(R)(1), VICE PRESIDENT OF ADVISERS
Mr. Muschott has been a manager of the Fund since 2002. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1998.

EDWARD D. PERKS CFA(R)(1), SENIOR VICE PRESIDENT OF ADVISERS
Mr. Perks has been a manager of the Fund since 1998, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

MATT QUINLAN CFA(R)(1), PORTFOLIO MANAGER OF ADVISERS
Mr. Quinlan has been a manager of the Fund since October 2007 providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005. Previously, he worked in investment banking at Citigroup where he covered the retail and consumer products industries.

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

II. For the Franklin Equity Income Fund, the column titled "Class R" in the "SHAREHOLDER FEES" table under the "Fees and Expenses" section on page 43 is revised as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                      CLASS R
------------------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering price ....... None
 Load imposed on purchases .......................................... None
 Maximum deferred sales charge (load) ............................... None
Redemption fee on shares sold within
7 calendar days following their purchase date(1) .................... 2.00%

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE









FIST1 SA-3


                        SUPPLEMENT DATED NOVEMBER 1, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
         (FRANKLIN BALANCED FUND, FRANKLIN CONVERTIBLE SECURITIES FUND,
          FRANKLIN EQUITY INCOME FUND, FRANKLIN LIMITED MATURITY U.S.
           GOVERNMENT SECURITIES FUND, AND FRANKLIN REAL RETURN FUND)


The Statement of Additional Information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 47, the table is revised to add the following as of September 30, 2007:

-----------------------------------------------------------------------
      NUMBER     ASSETS     NUMBER     ASSETS     NUMBER    ASSETS
      OF OTHER   OF OTHER   OF OTHER   OF OTHER   OF OTHER  OF
      REGISTERED REGISTERED POOLED     POOLED     ACCOUNTS  OTHER
      INVESTMENT INVESTMENT INVESTMENT INVESTMENT MANAGED   ACCOUNTS
      COMPANIES  COMPANIES  VEHICLES   VEHICLES             MANAGED
      MANAGED(1) MANAGED    MANAGED    MANAGED              (X $1
                 (X $1                 (X $1                MILLION)
NAME             MILLION)              MILLION)
-----------------------------------------------------------------------
Matt        0            N/A        0        N/A        0       N/A
Quinlan
-----------------------------------------------------------------------

II. Under the section, "Management and Other Services - Portfolio managers - OWNERSHIP OF FUND SHARES" on page 48, the table is revised to add the following as of September 30, 2007:

      -----------------------------------------
                            DOLLAR RANGE OF FUND
                            SHARES BENEFICIALLY
      PORTFOLIO MANAGER     OWNED
      -----------------------------------------
      Matt Quinlan ........ None
      -----------------------------------------


                Please keep this supplement for future reference.